Short-Term Borrowings	12 Months Ended
Dec. 31, 2023
Short-Term Borrowings [Abstract]
SHORT-TERM BORROWINGS
7.	SHORT-TERM BORROWINGS

Short-term borrowings consisted of the following:

	As of December 31,
	2022	2023
Borrowings from commercial banks(a)	$116,424	$1,247,525
Borrowing from Ledo Interactive (HK) Co., Limited(b)	-	2,000,000
Borrowing from others	-	500,000
Total	$116,424	$3,747,525

(a)	The Group obtained a one-year revolving facility of RMB1,000,000 (equivalent to $144,986) from a PRC commercial bank in March 2022, which bears an interest rate of 4.35% per annum. Each drawdown from the facility shall be repayable before the expiry of the facility. In March 2023 and February 2024, the facility was reviewed and increased to RMB2,740,000 (equivalent to $385,921) and RMB3,000,000 (equivalent to $422,541), respectively. Total drawdowns under the facility as of December 31, 2022 and 2023 were $116,424 and $247,511, respectively.

In December 2023, the Group entered into a loan agreement with a PRC commercial bank and obtained a loan of RMB7,100,000 (equivalent to $1,000,014). The loan bears an interest rate of 3.9% per annum and matures in December 2024.

(b)	In January 2023, the Group obtained a loan of $2,000,000 from Ledo Interactive (HK) Co., Limited (“Ledo”), with an interest rate of 15% per annum and six-month term to maturity. The loan was further extended to December 31, 2023. The repayment schedule of the loan is still currently under negotiation between the Group and the lender.